INCOME TAX (Tables)	12 Months Ended
Jul. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	2023	2022
Current:
Federal	$—	$—
Deferred taxes (benefit):
Federal	(33,000)	(220,000)
State	(29,000)	(70,000)
Income tax provision (benefit)	$(62,000)	$(290,000)

Schedule of federal statutory tax rate to pre-tax income
	2023	2022
Loss before income taxes	$(144,964)	$(1,002,371)
Other-net	(26,852)	(48,211)
Adjusted pre-tax loss	$(171,816)	$(1,050,582)
Statutory rate	21.00%	21.00%
Income tax provision (benefit) at statutory rate	$(36,081)	$(220,622)
State deferred income taxes (benefit)	(29,000)	(70,000)
Other-net	3,081	622
Income tax provision (benefit)	$(62,000)	$(290,000)

Schedule of deferred tax assets and liabilities
	2023		2022
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities
Rental income received in advance	$150,864	$—	$164,992	$—
Operating lease liabilities	7,338,553	—	7,338,986	—
Federal net operating loss carryforward	1,929,890	—	2,119,555	—
State net operating loss carryforward	829,669	—	811,117	—
Unbilled receivables	—	729,375	—	623,249
Property and equipment	—	5,065,135	—	5,052,217
Unrealized gain on marketable securities	—	221,521	—	321,837
Operating lease right-of-use assets	—	8,556,969	—	8,858,697
Other	94,024	—	129,350	—
	$10,343,000	$14,573,000	$10,564,000	$14,856,000
Net deferred tax liability		$4,230,000		$4,292,000

Schedule of components of the deferred tax provision (benefit)
	2023	2022
Book depreciation exceeding tax depreciation	$14,000	$88,196
Reserve for bad debts	35,255	(20,697)
Lease expense per book in excess of cash paid	(301,218)	(335,688)
Federal net operating loss carryforward	189,665	51,956
State net operating loss carryforward	(18,725)	(1,166)
Rental income received in advance	14,120	(16,958)
Unbilled receivables	106,158	54,220
Other	(101,255)	(109,863)
	$(62,000)	$(290,000)